Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001676326
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 20, 2023
Prospectus Date	rr_ProspectusDate	Jan. 20, 2023